Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	34.00%
Effect of U.S. tax law change	0.00%	(0.90%)
U.S. income attributable to pass-through entity	0.00%	(4.40%)
U.S. income subject to valuation allowance	(20.50%)	4.90%
State and local income taxes	0.00%	0.90%
Foreign income not subject to U.S. federal tax	0.00%	(33.00%)
Foreign tax	(6.30%)	4.10%
Other	(0.20%)	2.40%
Effective income tax rate	(6.00%)	8.00%